Credit Quality of Financing Receivables and the Allowance for Credit losses - Additional Information (Detail) In Millions	12 Months Ended										12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Direct financing leases JPY (¥)	Mar. 31, 2011 Direct financing leases USD ($)	Mar. 31, 2010 Direct financing leases JPY (¥)	Mar. 31, 2011 Smaller Balance Homogeneous Loans USD ($)	Mar. 31, 2011 Smaller Balance Homogeneous Loans JPY (¥)	Mar. 31, 2010 Smaller Balance Homogeneous Loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance USD ($)		Mar. 31, 2011 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2010 Impaired Financing Receivable with Related Allowance JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans Individually Evaluated for Impairment	$ 3,753	¥ 312,031	¥ 348,143								$ 2,931	[1]	¥ 243,749	[1]	¥ 268,145
Related Allowance	1,170	97,323									1,170	[1]	97,323	[1]	100,255
Loans on non-accrual status	1,969	163,709			22,787	274	25,682	182	15,096	12,321
Average recorded investments in impaired loans	4,432	368,539	402,868	317,911
Recognition of interest income on impaired loans	51	4,225	7,875	15,482
Interest received in cash on impaired loans	$ 43	¥ 3,592	¥ 4,841	¥ 9,421

[1]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts due are not considered to be collectible.